DEBT AND CREDIT FACILITIES 4 (Details) $ in Millions	Dec. 31, 2015 USD ($)
Unsecured Debt [Line Items]
Long-term Debt, Unsecured	$ 6,800
San Diego Gas and Electric Company [Member]
Unsecured Debt [Line Items]
Long-term Debt, Unsecured	0
Southern California Gas Company [Member]
Unsecured Debt [Line Items]
Long-term Debt, Unsecured	$ 13